Long-term and short-term financial instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Short-term financial instruments
Long / short-term financial instruments [Line Items]
Time deposits	₩ 1,034,971	₩ 1,602,285
CP	40,000	0
CD	15,000	10,000
RP	40,000	0
Others	222,000	257,001
Long / short-term financial instruments	1,351,971	1,869,286
Long-term financial instruments
Long / short-term financial instruments [Line Items]
Time deposits	257,857	63,358
CP	0	0
CD	0	0
RP	0	0
Others	350,399	385,383
Long / short-term financial instruments	₩ 608,256	₩ 448,741